Basis of Presentation and Liquidity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Revenues and Receivable Major Customers

For the three months ended March 31, 2019 and 2018, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2019	2018
A	17%	1%
B	12%	5%
C	12%	5%
D	7%	13%
E	7%	15%
Total	55%	39%

As of March 31, 2019 and December 31, 2018, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	2019	2018
A	13%	5%
B	11%	-%
F	-%	15%
D	4%	11%
C	8%	11%
Total	36%	42%

For the year ended December 31, 2018 and 2017, the following customers accounted for the following percentages of the Company’s revenues, respectively:

Customer	2018	2017
A	11%	13%
B	11%	20%
C	10%	1%
Total	32%	34%

As of December 31, 2018 and December 31, 2017, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively:

Customer	2018	2017
D	15%	-%
A	11%	18%
C	11%	-%
E	2%	11%
Total	39%	29%